UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22652
                                                    -----------

                      First Trust Variable Insurance Trust
          -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          -----------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          -----------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2016
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS - 54.3%

                 AEROSPACE & DEFENSE - 2.4%
          6,750  Boeing (The) Co.....................................................  $      856,845
          7,105  General Dynamics Corp...............................................         933,384
          9,421  Honeywell International, Inc........................................       1,055,623
          4,495  Lockheed Martin Corp................................................         995,642
          5,169  Northrop Grumman Corp...............................................       1,022,945
          7,835  Raytheon Co.........................................................         960,806
         10,159  United Technologies Corp............................................       1,016,916
                                                                                       --------------
                                                                                            6,842,161
                                                                                       --------------

                 AIR FREIGHT & LOGISTICS - 0.8%
         15,735  CH Robinson Worldwide, Inc..........................................       1,168,009
         21,638  Expeditors International of Washington, Inc.........................       1,056,151
                                                                                       --------------
                                                                                            2,224,160
                                                                                       --------------

                 AUTO COMPONENTS - 0.3%
          7,944  Lear Corp...........................................................         883,134
                                                                                       --------------

                 BANKS - 2.8%
         23,480  East West Bancorp, Inc..............................................         762,630
         52,952  First Midwest Bancorp, Inc..........................................         954,195
         88,232  Huntington Bancshares, Inc..........................................         841,733
         78,448  Investors Bancorp, Inc..............................................         913,135
         22,778  SunTrust Banks, Inc.................................................         821,830
         69,112  TCF Financial Corp..................................................         847,313
         22,869  U.S. Bancorp........................................................         928,253
         17,953  Wells Fargo & Co....................................................         868,207
         20,113  Wintrust Financial Corp.............................................         891,811
                                                                                       --------------
                                                                                            7,829,107
                                                                                       --------------

                 BEVERAGES - 0.7%
         22,715  Coca-Cola (The) Co..................................................       1,053,749
         10,472  Dr. Pepper Snapple Group, Inc.......................................         936,406
                                                                                       --------------
                                                                                            1,990,155
                                                                                       --------------

                 CAPITAL MARKETS - 0.6%
         18,622  SEI Investments Co..................................................         801,677
         13,650  T. Rowe Price Group, Inc............................................       1,002,729
                                                                                       --------------
                                                                                            1,804,406
                                                                                       --------------

                 CHEMICALS - 1.1%
          8,531  Ecolab, Inc.........................................................         951,377
          8,158  International Flavors & Fragrances, Inc.............................         928,136
          9,530  Praxair, Inc........................................................       1,090,708
                                                                                       --------------
                                                                                            2,970,221
                                                                                       --------------

                 COMMERCIAL SERVICES & SUPPLIES - 1.1%
         10,718  Cintas Corp.........................................................         962,584
         37,679  Rollins, Inc........................................................       1,021,854
         30,600  Tyco International PLC..............................................       1,123,326
                                                                                       --------------
                                                                                            3,107,764
                                                                                       --------------


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 COMMUNICATIONS EQUIPMENT - 0.4%
         35,937  Cisco Systems, Inc..................................................  $    1,023,126
                                                                                       --------------

                 CONTAINERS & PACKAGING - 0.4%
         13,433  AptarGroup, Inc.....................................................       1,053,282
                                                                                       --------------

                 DISTRIBUTORS - 0.4%
         11,364  Genuine Parts Co....................................................       1,129,127
                                                                                       --------------

                 DIVERSIFIED FINANCIAL SERVICES - 1.1%
         10,773  CME Group, Inc......................................................       1,034,747
          6,003  FactSet Research Systems, Inc.......................................         909,635
         12,135  Morningstar, Inc....................................................       1,071,156
                                                                                       --------------
                                                                                            3,015,538
                                                                                       --------------

                 ELECTRICAL EQUIPMENT - 1.5%
         18,211  AMETEK, Inc.........................................................         910,186
         20,403  Emerson Electric Co.................................................       1,109,515
          9,658  Hubbell, Inc........................................................       1,023,072
          9,509  Rockwell Automation, Inc............................................       1,081,649
                                                                                       --------------
                                                                                            4,124,422
                                                                                       --------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.1%
         18,682  Amphenol Corp., Class A.............................................       1,080,193
          9,120  Littelfuse, Inc.....................................................       1,122,763
         15,104  TE Connectivity, Ltd................................................         935,240
                                                                                       --------------
                                                                                            3,138,196
                                                                                       --------------

                 FOOD & STAPLES RETAILING - 0.8%
          9,981  CVS Health Corp.....................................................       1,035,329
         15,922  Wal-Mart Stores, Inc................................................       1,090,498
                                                                                       --------------
                                                                                            2,125,827
                                                                                       --------------

                 FOOD PRODUCTS - 2.6%
         16,923  General Mills, Inc..................................................       1,072,072
         24,681  Hormel Foods Corp...................................................       1,067,207
         10,184  Ingredion, Inc......................................................       1,087,549
          8,364  J&J Snack Foods Corp................................................         905,654
         11,406  McCormick & Co., Inc................................................       1,134,669
         21,762  Mondelez International, Inc., Class A...............................         873,091
         12,589  Sanderson Farms, Inc................................................       1,135,276
                                                                                       --------------
                                                                                            7,275,518
                                                                                       --------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
         18,176  ResMed, Inc.........................................................       1,050,936
                                                                                       --------------

                 HEALTH CARE PROVIDERS & SERVICES - 1.4%
          6,998  Anthem, Inc.........................................................         972,652
         21,585  Patterson Cos., Inc.................................................       1,004,350
         13,718  Quest Diagnostics, Inc..............................................         980,151


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
          8,294  UnitedHealth Group, Inc.............................................  $    1,069,097
                                                                                       --------------
                                                                                            4,026,250
                                                                                       --------------

                 HOTELS, RESTAURANTS & LEISURE - 1.2%
         21,164  Cheesecake Factory (The), Inc.......................................       1,123,597
          7,694  Cracker Barrel Old Country Store, Inc...............................       1,174,643
         16,257  Starbucks Corp......................................................         970,543
                                                                                       --------------
                                                                                            3,268,783
                                                                                       --------------

                 HOUSEHOLD PRODUCTS - 0.7%
         11,496  Church & Dwight Co., Inc............................................       1,059,701
         12,289  Procter & Gamble (The) Co...........................................       1,011,508
                                                                                       --------------
                                                                                            2,071,209
                                                                                       --------------

                 INDUSTRIAL CONGLOMERATES - 1.5%
          6,480  3M Co...............................................................       1,079,762
         11,003  Carlisle Cos., Inc..................................................       1,094,799
         10,507  Danaher Corp........................................................         996,694
          5,143  Roper Industries, Inc...............................................         939,986
                                                                                       --------------
                                                                                            4,111,241
                                                                                       --------------

                 INSURANCE - 10.0%
         16,292  AFLAC, Inc..........................................................       1,028,677
         26,240  Allied World Assurance Co. Holdings AG..............................         916,826
         15,716  Allstate (The) Corp.................................................       1,058,787
         13,538  American Financial Group, Inc.......................................         952,669
         10,583  Aon PLC.............................................................       1,105,394
         16,308  Argo Group International Holdings, Ltd..............................         935,916
         20,204  Aspen Insurance Holdings, Ltd.......................................         963,731
         12,116  Assurant, Inc.......................................................         934,750
         17,359  Axis Capital Holdings, Ltd..........................................         962,730
         30,400  Brown & Brown, Inc..................................................       1,088,320
          8,352  Chubb, Ltd..........................................................         995,141
         16,495  Cincinnati Financial Corp...........................................       1,078,113
          5,332  Everest Re Group, Ltd...............................................       1,052,697
         27,183  First American Financial Corp.......................................       1,035,944
         28,147  FNF Group...........................................................         954,183
         11,997  Hanover Insurance Group (The), Inc..................................       1,082,369
         22,453  Hartford Financial Services Group, Inc..............................       1,034,634
         17,599  Marsh & McLennan Cos., Inc..........................................       1,069,843
         20,660  Primerica, Inc......................................................         919,990
         21,696  Principal Financial Group, Inc......................................         855,907
         20,107  ProAssurance Corp...................................................       1,017,414
         30,688  Progressive (The) Corp..............................................       1,078,376
         11,407  Reinsurance Group of America, Inc...................................       1,097,924
          8,622  RenaissanceRe Holdings, Ltd.........................................       1,033,174
         17,074  Torchmark Corp......................................................         924,728
          8,647  Travelers (The) Cos., Inc...........................................       1,009,191
         21,081  Validus Holdings, Ltd...............................................         994,813


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 INSURANCE (CONTINUED)
         24,907  XL Group PLC........................................................  $      916,578
                                                                                       --------------
                                                                                           28,098,819
                                                                                       --------------

                 IT SERVICES - 3.6%
          9,339  Accenture PLC, Class A..............................................       1,077,721
         17,883  Amdocs Ltd..........................................................       1,080,491
         11,518  Automatic Data Processing, Inc......................................       1,033,280
         18,162  Broadridge Financial Solutions, Inc.................................       1,077,188
          8,556  DST Systems, Inc....................................................         964,860
          7,092  International Business Machines Corp................................       1,074,083
         12,501  Jack Henry & Associates, Inc........................................       1,057,210
         10,023  MasterCard, Inc., Class A...........................................         947,173
         18,451  Paychex, Inc........................................................         996,539
         12,584  Visa, Inc., Class A.................................................         962,424
                                                                                       --------------
                                                                                           10,270,969
                                                                                       --------------

                 MACHINERY - 4.3%
         19,643  CLARCOR, Inc........................................................       1,135,169
         11,090  Cummins, Inc........................................................       1,219,235
         34,050  Donaldson Co., Inc..................................................       1,086,535
         13,539  Graco, Inc..........................................................       1,136,734
         12,737  IDEX Corp...........................................................       1,055,643
         10,530  Illinois Tool Works, Inc............................................       1,078,693
         18,806  Lincoln Electric Holdings, Inc......................................       1,101,467
         10,062  Parker-Hannifin Corp................................................       1,117,687
          5,694  Snap-On, Inc........................................................         893,901
         13,355  Toro (The) Co.......................................................       1,150,133
         13,721  Wabtec Corp.........................................................       1,087,938
                                                                                       --------------
                                                                                           12,063,135
                                                                                       --------------

                 MEDIA - 1.1%
         17,294  Comcast Corp., Class A..............................................       1,056,317
         12,898  Omnicom Group, Inc..................................................       1,073,501
          9,287  Walt Disney (The) Co................................................         922,292
                                                                                       --------------
                                                                                            3,052,110
                                                                                       --------------

                 METALS & MINING - 0.3%
         12,964  Compass Minerals International, Inc.................................         918,629
                                                                                       --------------

                 MULTILINE RETAIL - 0.4%
         13,440  Target Corp.........................................................       1,105,843
                                                                                       --------------

                 OIL, GAS & CONSUMABLE FUELS - 0.7%
         12,519  Exxon Mobil Corp....................................................       1,046,463
         11,931  Phillips 66.........................................................       1,033,106
                                                                                       --------------
                                                                                            2,079,569
                                                                                       --------------

                 PERSONAL PRODUCTS - 0.4%
         11,084  Estee Lauder (The) Cos., Inc., Class A..............................       1,045,332
                                                                                       --------------


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 PHARMACEUTICALS - 0.7%
          9,498  Johnson & Johnson...................................................  $    1,027,684
         30,230  Pfizer, Inc.........................................................         896,017
                                                                                       --------------
                                                                                            1,923,701
                                                                                       --------------

                 PROFESSIONAL SERVICES - 0.7%
          8,763  Equifax, Inc........................................................       1,001,523
         20,701  Robert Half International, Inc......................................         964,253
                                                                                       --------------
                                                                                            1,965,776
                                                                                       --------------

                 REAL ESTATE INVESTMENT TRUSTS - 1.1%
        147,858  MFA Mortgage Investments, Inc.......................................       1,012,828
         11,161  PS Business Parks, Inc..............................................       1,121,792
          3,940  Public Storage......................................................       1,086,770
                                                                                       --------------
                                                                                            3,221,390
                                                                                       --------------

                 ROAD & RAIL - 0.7%
         13,302  JB Hunt Transport Services, Inc.....................................       1,120,560
         12,480  Union Pacific Corp..................................................         992,784
                                                                                       --------------
                                                                                            2,113,344
                                                                                       --------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%
         22,978  Linear Technology Corp..............................................       1,023,900
         19,522  QUALCOMM, Inc.......................................................         998,355
         17,802  Texas Instruments, Inc..............................................       1,022,191
                                                                                       --------------
                                                                                            3,044,446
                                                                                       --------------

                 SOFTWARE - 1.1%
         34,170  CA, Inc.............................................................       1,052,094
         10,111  Intuit, Inc.........................................................       1,051,645
         26,714  Oracle Corp.........................................................       1,092,870
                                                                                       --------------
                                                                                            3,196,609
                                                                                       --------------

                 SPECIALTY RETAIL - 2.9%
         14,991  Foot Locker, Inc....................................................         966,920
         39,508  Gap (The), Inc......................................................       1,161,535
          7,379  Home Depot (The), Inc...............................................         984,580
         12,834  Lowe's Cos., Inc....................................................         972,176
         18,135  Ross Stores, Inc....................................................       1,050,017
         13,764  TJX (The) Cos., Inc.................................................       1,078,409
         11,414  Tractor Supply Co...................................................       1,032,510
         16,706  Williams-Sonoma, Inc................................................         914,486
                                                                                       --------------
                                                                                            8,160,633
                                                                                       --------------

                 TEXTILES, APPAREL & LUXURY GOODS - 0.7%
         15,615  NIKE, Inc., Class B.................................................         959,854
         15,677  VF Corp.............................................................       1,015,243
                                                                                       --------------
                                                                                            1,975,097
                                                                                       --------------

                 THRIFTS & MORTGAGE FINANCE - 0.3%
         61,068  EverBank Financial Corp.............................................         921,516
                                                                                       --------------


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 TRADING COMPANIES & DISTRIBUTORS - 0.9%
       17,342    MSC Industrial Direct Co., Inc., Class A............................  $    1,323,368
       4,817     W.W. Grainger, Inc..................................................       1,124,432
                                                                                       --------------
                                                                                            2,447,800
                                                                                       --------------
                 TOTAL COMMON STOCKS.................................................     152,669,281
                 (Cost $141,703,446)                                                   --------------

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES - 34.5%

                 AEROSPACE & DEFENSE - 1.1%
$        50,000  BAE Systems Holdings, Inc. (a)..........      4.75%       10/07/44            52,374
        100,000  Boeing (The) Co. .......................      1.65%       10/30/20           100,062
        250,000  Boeing (The) Co. .......................      2.35%       10/30/21           257,050
        100,000  Boeing (The) Co. .......................      2.20%       10/30/22            99,500
        150,000  Boeing (The) Co. .......................      2.50%       03/01/25           151,763
        100,000  Boeing (The) Co. .......................      2.60%       10/30/25           101,804
         25,000  Boeing (The) Co. .......................      6.63%       02/15/38            35,195
        150,000  Boeing (The) Co. .......................      3.50%       03/01/45           142,461
        300,000  Boeing Capital Corp. ...................      4.70%       10/27/19           333,378
        150,000  Lockheed Martin Corp. ..................      2.50%       11/23/20           153,804
        200,000  Lockheed Martin Corp. ..................      3.55%       01/15/26           212,282
        220,000  Lockheed Martin Corp. ..................      4.70%       05/15/46           247,018
        200,000  Northrop Grumman Corp. .................      5.05%       11/15/40           231,690
        250,000  United Technologies Corp. ..............      1.80%       06/01/17           252,465
        450,000  United Technologies Corp. ..............      3.10%       06/01/22           476,755
        100,000  United Technologies Corp. ..............      6.05%       06/01/36           125,338
        150,000  United Technologies Corp. ..............      4.50%       06/01/42           162,909
                                                                                       --------------
                                                                                            3,135,848
                                                                                       --------------

                 AIR FREIGHT & LOGISTICS - 0.3%
        100,000  FedEx Corp. ............................      2.30%       02/01/20           101,688
        300,000  FedEx Corp. ............................      3.20%       02/01/25           307,870
         50,000  FedEx Corp. ............................      4.75%       11/15/45            53,130
        250,000  FedEx Corp. ............................      4.55%       04/01/46           257,979
                                                                                       --------------
                                                                                              720,667
                                                                                       --------------

                 AIRLINES - 0.2%
        200,000  Southwest Airlines Co. .................      2.75%       11/06/19           205,909
        250,000  Southwest Airlines Co. .................      2.65%       11/05/20           255,173
                                                                                       --------------
                                                                                              461,082
                                                                                       --------------

                 BANKS - 5.5%
      1,400,000  Bank of America Corp. ..................      2.60%       01/15/19         1,424,626
        725,000  Bank of America Corp. ..................      5.70%       01/24/22           833,527
        450,000  Bank of America Corp. ..................      4.00%       04/01/24           472,839
        100,000  Bank of America Corp. ..................      4.00%       01/22/25           100,336
        100,000  Bank of America Corp. ..................      4.45%       03/03/26           103,225
        225,000  Bank of America Corp. ..................      5.88%       02/07/42           273,661


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 BANKS (CONTINUED)
$       225,000  Bank of America Corp. ..................      4.88%       04/01/44    $      246,143
        550,000  Bank of America N.A. ...................      5.30%       03/15/17           569,316
        700,000  Citigroup, Inc. ........................      2.15%       07/30/18           704,230
        200,000  Citigroup, Inc. ........................      2.50%       09/26/18           203,180
        250,000  Citigroup, Inc. ........................      2.40%       02/18/20           251,187
        250,000  Citigroup, Inc. ........................      2.70%       03/30/21           252,115
        775,000  Citigroup, Inc. ........................      4.50%       01/14/22           849,526
        100,000  Citigroup, Inc. ........................      4.60%       03/09/26           102,737
        300,000  Citigroup, Inc. ........................      4.30%       11/20/26           299,186
        200,000  Citigroup, Inc. ........................      6.13%       08/25/36           224,957
        200,000  Citigroup, Inc. ........................      5.88%       01/30/42           241,542
        100,000  Citigroup, Inc. ........................      6.68%       09/13/43           121,623
         50,000  Citigroup, Inc. ........................      4.65%       07/30/45            52,575
        600,000  HSBC Bank USA N.A. .....................      4.88%       08/24/20           643,491
        600,000  HSBC USA, Inc. .........................      1.63%       01/16/18           599,116
        250,000  JPMorgan Chase & Co. ...................      1.85%       03/22/19           251,088
        300,000  JPMorgan Chase & Co. ...................      2.20%       10/22/19           305,296
        550,000  JPMorgan Chase & Co. ...................      4.63%       05/10/21           610,210
        325,000  JPMorgan Chase & Co. ...................      3.20%       01/25/23           333,693
        400,000  JPMorgan Chase & Co. ...................      3.88%       02/01/24           426,629
        200,000  JPMorgan Chase & Co. ...................      3.30%       04/01/26           201,875
        100,000  JPMorgan Chase & Co. ...................      4.13%       12/15/26           104,029
        400,000  JPMorgan Chase & Co. ...................      6.40%       05/15/38           532,358
        100,000  JPMorgan Chase & Co. ...................      4.85%       02/01/44           114,195
        100,000  JPMorgan Chase & Co. ...................      4.95%       06/01/45           105,963
        337,000  JPMorgan Chase Bank N.A. ...............      6.00%       10/01/17           357,857
        175,000  PNC Financial Services Group (The),
                    Inc. ................................      3.90%       04/29/24           184,378
        600,000  Wells Fargo & Co. ......................      6.00%       11/15/17           643,776
        325,000  Wells Fargo & Co. ......................      2.13%       04/22/19           330,353
        200,000  Wells Fargo & Co. ......................      2.15%       01/30/20           202,446
        100,000  Wells Fargo & Co. ......................      2.55%       12/07/20           101,900
        900,000  Wells Fargo & Co. ......................      3.00%       01/22/21           933,584
        250,000  Wells Fargo & Co. ......................      2.50%       03/04/21           253,333
        425,000  Wells Fargo & Co. ......................      3.30%       09/09/24           438,968
        200,000  Wells Fargo & Co. ......................      3.90%       05/01/45           200,544
        100,000  Wells Fargo & Co. ......................      4.90%       11/17/45           107,593
        200,000  Wells Fargo Bank N.A. ..................      5.95%       08/26/36           246,949
                                                                                       --------------
                                                                                           15,556,155
                                                                                       --------------

                 BEVERAGES - 1.0%
        400,000  Anheuser-Busch Inbev Worldwide, Inc. ...      2.65%       02/01/21           411,309
        200,000  Anheuser-Busch Inbev Worldwide, Inc. ...      2.50%       07/15/22           201,845
        200,000  Anheuser-Busch Inbev Worldwide, Inc. ...      3.30%       02/01/23           208,111
        375,000  Anheuser-Busch Inbev Worldwide, Inc. ...      3.65%       02/01/26           394,833
        100,000  Anheuser-Busch Inbev Worldwide, Inc. ...      4.70%       02/01/36           108,280
        300,000  Anheuser-Busch Inbev Worldwide, Inc. ...      4.90%       02/01/46           336,087
        150,000  Coca-Cola (The) Co. ....................      1.88%       10/27/20           152,444
        875,000  Coca-Cola (The) Co. ....................      3.20%       11/01/23           940,907


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 BEVERAGES (CONTINUED)
$       100,000  Coca-Cola (The) Co. ....................      2.88%       10/27/25    $      104,154
                                                                                       --------------
                                                                                            2,857,970
                                                                                       --------------

                 BIOTECHNOLOGY - 1.1%
        500,000  AbbVie, Inc. ...........................      1.75%       11/06/17           502,510
        250,000  AbbVie, Inc. ...........................      2.50%       05/14/20           254,761
        275,000  AbbVie, Inc. ...........................      2.90%       11/06/22           280,277
        150,000  AbbVie, Inc. ...........................      3.60%       05/14/25           157,757
        175,000  AbbVie, Inc. ...........................      4.40%       11/06/42           177,496
        100,000  AbbVie, Inc. ...........................      4.70%       05/14/45           106,765
        450,000  Amgen, Inc. ............................      2.70%       05/01/22           459,254
        200,000  Amgen, Inc. ............................      3.63%       05/22/24           210,767
         50,000  Amgen, Inc. ............................      3.13%       05/01/25            50,752
        200,000  Amgen, Inc. ............................      5.38%       05/15/43           228,612
        175,000  Gilead Sciences, Inc. ..................      2.35%       02/01/20           179,152
        325,000  Gilead Sciences, Inc. ..................      3.50%       02/01/25           343,160
        125,000  Gilead Sciences, Inc. ..................      4.50%       02/01/45           132,725
                                                                                       --------------
                                                                                            3,083,988
                                                                                       --------------

                 BUILDING PRODUCTS - 0.0%
        100,000  Masco Corp. ............................      3.50%       04/01/21           101,250
                                                                                       --------------

                 CAPITAL MARKETS - 2.5%
        300,000  Goldman Sachs Group (The), Inc. ........      5.63%       01/15/17           309,558
        625,000  Goldman Sachs Group (The), Inc. ........      6.15%       04/01/18           676,441
        400,000  Goldman Sachs Group (The), Inc. ........      2.55%       10/23/19           406,396
        300,000  Goldman Sachs Group (The), Inc. ........      2.60%       04/23/20           302,755
        600,000  Goldman Sachs Group (The), Inc. ........      3.63%       01/22/23           619,785
        600,000  Goldman Sachs Group (The), Inc. ........      4.00%       03/03/24           630,178
        150,000  Goldman Sachs Group (The), Inc. ........      3.50%       01/23/25           151,678
        100,000  Goldman Sachs Group (The), Inc. ........      3.75%       02/25/26           102,764
        400,000  Goldman Sachs Group (The), Inc. ........      6.25%       02/01/41           499,058
         50,000  Goldman Sachs Group (The), Inc. ........      4.75%       10/21/45            52,470
        350,000  Morgan Stanley .........................      2.13%       04/25/18           352,603
        695,000  Morgan Stanley .........................      2.50%       01/24/19           707,616
        400,000  Morgan Stanley .........................      2.65%       01/27/20           406,280
        500,000  Morgan Stanley .........................      5.50%       07/28/21           571,288
        300,000  Morgan Stanley .........................      3.75%       02/25/23           313,064
        450,000  Morgan Stanley .........................      3.88%       04/29/24           472,820
        350,000  Morgan Stanley .........................      6.38%       07/24/42           460,512
        100,000  State Street Corp. .....................      3.55%       08/18/25           106,529
                                                                                       --------------
                                                                                            7,141,795
                                                                                       --------------

                 CHEMICALS - 0.3%
        525,000  Dow Chemical (The) Co. .................      8.55%       05/15/19           624,928
        200,000  Dow Chemical (The) Co. .................      3.00%       11/15/22           204,832
         25,000  Dow Chemical (The) Co. .................      4.25%       10/01/34            24,435
         75,000  Dow Chemical (The) Co. .................      4.63%       10/01/44            75,336
                                                                                       --------------
                                                                                              929,531
                                                                                       --------------


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 COMMUNICATIONS EQUIPMENT - 0.5%
$       100,000  Cisco Systems, Inc. ....................      2.45%       06/15/20    $      103,912
        100,000  Cisco Systems, Inc. ....................      2.20%       02/28/21           102,060
        100,000  Cisco Systems, Inc. ....................      3.00%       06/15/22           106,297
        100,000  Cisco Systems, Inc. ....................      2.60%       02/28/23           102,975
        500,000  Cisco Systems, Inc. ....................      3.63%       03/04/24           549,454
        100,000  Cisco Systems, Inc. ....................      2.95%       02/28/26           103,887
        225,000  Cisco Systems, Inc. ....................      5.90%       02/15/39           291,531
         75,000  QUALCOMM, Inc. .........................      3.45%       05/20/25            77,713
         25,000  QUALCOMM, Inc. .........................      4.80%       05/20/45            24,822
                                                                                       --------------
                                                                                            1,462,651
                                                                                       --------------

                 CONSUMER FINANCE - 1.7%
         50,000  American Express Co. ...................      8.13%       05/20/19            59,222
        450,000  American Express Co. ...................      3.63%       12/05/24           454,018
        800,000  American Express Credit Corp. ..........      2.13%       07/27/18           805,838
        200,000  American Express Credit Corp. ..........      1.88%       11/05/18           201,306
        150,000  American Express Credit Corp. ..........      2.60%       09/14/20           153,734
        550,000  Capital One Financial Corp. ............      3.75%       04/24/24           566,904
        150,000  Caterpillar Financial Services Corp. ...      3.25%       12/01/24           156,414
        400,000  Ford Motor Credit Co., LLC .............      2.88%       10/01/18           407,514
        200,000  Ford Motor Credit Co., LLC .............      2.46%       03/27/20           198,862
        100,000  Ford Motor Credit Co., LLC .............      3.22%       01/09/22           101,993
        725,000  Ford Motor Credit Co., LLC .............      4.38%       08/06/23           772,660
        200,000  Ford Motor Credit Co., LLC .............      4.13%       08/04/25           208,522
        100,000  General Motors Financial Co., Inc. .....      4.20%       03/01/21           103,400
        200,000  Toyota Motor Credit Corp. ..............      1.70%       02/19/19           201,951
        400,000  Toyota Motor Credit Corp. ..............      2.80%       07/13/22           414,661
                                                                                       --------------
                                                                                            4,806,999
                                                                                       --------------

                 DIVERSIFIED FINANCIAL SERVICES - 0.1%
        129,000  General Electric Capital Corp. .........      6.75%       03/15/32           175,774
                                                                                       --------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 1.9%
        500,000  AT&T, Inc. .............................      1.70%       06/01/17           502,811
         50,000  AT&T, Inc. .............................      2.30%       03/11/19            51,086
        250,000  AT&T, Inc. .............................      2.45%       06/30/20           253,579
         50,000  AT&T, Inc. .............................      2.80%       02/17/21            51,322
        225,000  AT&T, Inc. .............................      3.88%       08/15/21           239,717
        300,000  AT&T, Inc. .............................      3.00%       06/30/22           304,783
         50,000  AT&T, Inc. .............................      3.60%       02/17/23            52,021
        150,000  AT&T, Inc. .............................      3.90%       03/11/24           158,569
        300,000  AT&T, Inc. .............................      3.40%       05/15/25           301,275
         50,000  AT&T, Inc. .............................      4.13%       02/17/26            52,909
        100,000  AT&T, Inc. .............................      4.50%       05/15/35            98,923
        325,000  AT&T, Inc. .............................      4.80%       06/15/44           317,598
        150,000  AT&T, Inc. .............................      4.75%       05/15/46           146,897
        100,000  AT&T, Inc. .............................      5.65%       02/15/47           110,792
        956,000  Verizon Communications, Inc. ...........      2.63%       02/21/20           984,570
        325,000  Verizon Communications, Inc. ...........      5.15%       09/15/23           375,709
        400,000  Verizon Communications, Inc. ...........      3.50%       11/01/24           420,442


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 DIVERSIFIED TELECOMMUNICATION SERVICES (CONTINUED)
$       231,000  Verizon Communications, Inc. ...........      4.27%       01/15/36    $      230,606
        249,000  Verizon Communications, Inc. ...........      5.01%       08/21/54           250,869
        522,000  Verizon Communications, Inc. ...........      4.67%       03/15/55           503,314
                                                                                       --------------
                                                                                            5,407,792
                                                                                       --------------

                 ELECTRIC UTILITIES - 3.3%
        100,000  Alabama Power Co. ......................      3.75%       03/01/45            98,285
        675,000  American Electric Power Co., Inc. ......      1.65%       12/15/17           671,219
        300,000  Appalachian Power Co. ..................      4.40%       05/15/44           301,848
        225,000  CenterPoint Energy Houston Electric
                    LLC .................................      2.25%       08/01/22           221,127
        295,000  CenterPoint Energy Houston Electric
                    LLC .................................      4.50%       04/01/44           325,525
        300,000  Commonwealth Edison Co. ................      3.40%       09/01/21           320,863
        250,000  Commonwealth Edison Co. ................      3.70%       03/01/45           246,384
        575,000  Constellation Energy Group, Inc. .......      5.15%       12/01/20           637,700
        100,000  Duke Energy Carolinas LLC ..............      2.50%       03/15/23           101,192
        350,000  Duke Energy Carolinas LLC ..............      6.00%       01/15/38           452,806
         50,000  Duke Energy Carolinas LLC ..............      3.75%       06/01/45            49,438
        100,000  Duke Energy Carolinas LLC ..............      3.88%       03/15/46           102,103
        200,000  Duke Energy Corp. ......................      2.10%       06/15/18           201,059
        300,000  Duke Energy Corp. ......................      3.55%       09/15/21           314,749
         50,000  Exelon Corp. (a)........................      3.95%       06/15/25            51,918
         50,000  Exelon Corp. (a)........................      5.10%       06/15/45            54,469
        350,000  Florida Power & Light Co. ..............      3.25%       06/01/24           370,846
        210,000  Florida Power & Light Co. ..............      4.05%       06/01/42           222,876
        100,000  Indiana Michigan Power Co. .............      4.55%       03/15/46           103,318
        410,000  Metropolitan Edison Co. (a).............      3.50%       03/15/23           415,910
        200,000  MidAmerican Energy Co. .................      3.50%       10/15/24           214,119
        250,000  MidAmerican Energy Co. .................      4.40%       10/15/44           273,592
        125,000  Monongahela Power Co. (a)...............      5.40%       12/15/43           148,753
        625,000  NV Energy, Inc. ........................      6.25%       11/15/20           722,462
        150,000  Ohio Edison Co. ........................      6.88%       07/15/36           183,252
        250,000  Pacific Gas & Electric Co. .............      3.50%       06/15/25           264,842
        250,000  Pacific Gas & Electric Co. .............      4.30%       03/15/45           270,371
        100,000  Public Service Electric & Gas Co. ......      1.90%       03/15/21           100,762
        195,000  Public Service Electric & Gas Co. ......      2.38%       05/15/23           194,894
        275,000  Public Service Electric & Gas Co. ......      3.95%       05/01/42           284,419
        100,000  Public Service Electric & Gas Co. ......      3.80%       03/01/46           102,371
        200,000  Southern California Edison Co. .........      3.50%       10/01/23           214,209
        200,000  Southern California Edison Co. .........      3.60%       02/01/45           192,432
        100,000  Southwestern Electric Power Co. ........      6.20%       03/15/40           121,519
        200,000  Virginia Electric & Power Co. ..........      3.45%       02/15/24           209,957
        100,000  Virginia Electric & Power Co. ..........      3.15%       01/15/26           103,643
        375,000  Virginia Electric & Power Co. ..........      4.45%       02/15/44           410,708
                                                                                       --------------
                                                                                            9,275,940
                                                                                       --------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.0%
        100,000  Avnet, Inc. ............................      4.63%       04/15/26           101,289
                                                                                       --------------


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 ENERGY EQUIPMENT & SERVICES - 0.0%
$       100,000  Halliburton Co. ........................      5.00%       11/15/45    $       97,957
                                                                                       --------------

                 FOOD & STAPLES RETAILING - 1.1%
        200,000  CVS Health Corp. .......................      1.90%       07/20/18           203,033
        100,000  CVS Health Corp. .......................      2.80%       07/20/20           103,888
        600,000  CVS Health Corp. .......................      4.00%       12/05/23           662,499
        150,000  CVS Health Corp. .......................      3.88%       07/20/25           162,179
        200,000  CVS Health Corp. .......................      5.13%       07/20/45           232,552
        250,000  Kroger (The) Co. .......................      3.30%       01/15/21           264,368
        200,000  Kroger (The) Co. .......................      3.50%       02/01/26           210,618
        300,000  Kroger (The) Co. .......................      5.15%       08/01/43           349,186
        100,000  Sysco Corp. ............................      1.90%       04/01/19           100,685
        100,000  Sysco Corp. ............................      2.50%       07/15/21           101,285
        100,000  Sysco Corp. ............................      3.30%       07/15/26           101,646
        100,000  Sysco Corp. ............................      4.50%       04/01/46           102,112
        325,000  Wal-Mart Stores, Inc. ..................      3.30%       04/22/24           350,856
        100,000  Wal-Mart Stores, Inc. ..................      4.30%       04/22/44           112,104
                                                                                       --------------
                                                                                            3,057,011
                                                                                       --------------

                 FOOD PRODUCTS - 0.4%
        200,000  JM Smucker (The) Co. ...................      3.50%       03/15/25           208,886
         50,000  JM Smucker (The) Co. ...................      4.38%       03/15/45            52,574
        200,000  Kraft Foods Group, Inc. ................      5.00%       06/04/42           218,528
        200,000  Kraft Heinz Foods Co. (a)...............      3.50%       07/15/22           210,186
        200,000  Kraft Heinz Foods Co. (a)...............      3.95%       07/15/25           213,213
        100,000  Kraft Heinz Foods Co. (a)...............      5.20%       07/15/45           112,327
                                                                                       --------------
                                                                                            1,015,714
                                                                                       --------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
        225,000  Becton Dickinson and Co. ...............      2.68%       12/15/19           230,714
        250,000  Becton Dickinson and Co. ...............      3.73%       12/15/24           266,635
        100,000  Becton Dickinson and Co. ...............      4.69%       12/15/44           108,451
        150,000  Medtronic, Inc. ........................      2.50%       03/15/20           155,309
        200,000  Medtronic, Inc. ........................      3.15%       03/15/22           212,296
        400,000  Medtronic, Inc. ........................      3.50%       03/15/25           427,430
        300,000  Medtronic, Inc. ........................      4.63%       03/15/45           336,604
                                                                                       --------------
                                                                                            1,737,439
                                                                                       --------------

                 HEALTH CARE PROVIDERS & SERVICES - 0.6%
        550,000  UnitedHealth Group, Inc. ...............      1.63%       03/15/19           554,122
        275,000  UnitedHealth Group, Inc. ...............      4.70%       02/15/21           311,236
        550,000  UnitedHealth Group, Inc. ...............      2.88%       12/15/21           571,611
         50,000  UnitedHealth Group, Inc. ...............      3.75%       07/15/25            53,938
        150,000  UnitedHealth Group, Inc. ...............      6.88%       02/15/38           210,903
        100,000  UnitedHealth Group, Inc. ...............      4.75%       07/15/45           114,956
                                                                                       --------------
                                                                                            1,816,766
                                                                                       --------------

                 HOTELS, RESTAURANTS & LEISURE - 0.1%
        150,000  McDonald's Corp. .......................      3.70%       01/30/26           159,192


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 HOTELS, RESTAURANTS & LEISURE (CONTINUED)
$       100,000  McDonald's Corp. .......................      4.88%       12/09/45    $      109,688
                                                                                       --------------
                                                                                              268,880
                                                                                       --------------

                 HOUSEHOLD DURABLES - 0.3%
        250,000  Newell Rubbermaid, Inc. ................      3.15%       04/01/21           257,095
        250,000  Newell Rubbermaid, Inc. ................      4.20%       04/01/26           262,034
        250,000  Newell Rubbermaid, Inc. ................      5.50%       04/01/46           272,628
                                                                                       --------------
                                                                                              791,757
                                                                                       --------------

                 HOUSEHOLD PRODUCTS - 0.1%
        100,000  Proctor & Gamble (The) Co. .............      1.85%       02/02/21           101,640
        100,000  Proctor & Gamble (The) Co. .............      2.70%       02/02/26           102,802
                                                                                       --------------
                                                                                              204,442
                                                                                       --------------

                 INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.3%
        250,000  NextEra Energy Capital Holdings, Inc. ..      2.30%       04/01/19           251,628
        525,000  NextEra Energy Capital Holdings, Inc. ..      2.40%       09/15/19           523,840
                                                                                       --------------
                                                                                              775,468
                                                                                       --------------

                 INDUSTRIAL CONGLOMERATES - 0.2%
        425,000  General Electric Co. ...................      4.50%       03/11/44           475,584
                                                                                       --------------

                 INSURANCE - 1.0%
        400,000  American International Group, Inc. .....      3.38%       08/15/20           413,677
        200,000  American International Group, Inc. .....      4.13%       02/15/24           208,751
         50,000  American International Group, Inc. .....      3.88%       01/15/35            44,808
        200,000  American International Group, Inc. .....      6.25%       05/01/36           232,782
        100,000  Chubb INA Holdings, Inc. ...............      2.30%       11/03/20           101,730
        100,000  Chubb INA Holdings, Inc. ...............      2.88%       11/03/22           103,281
        100,000  Chubb INA Holdings, Inc. ...............      3.35%       05/03/26           104,531
        100,000  Chubb INA Holdings, Inc. ...............      4.35%       11/03/45           109,259
        150,000  Hartford Financial Services Group
                    (The), Inc. .........................      5.95%       10/15/36           176,991
        100,000  MetLife, Inc. ..........................      3.00%       03/01/25            98,492
         50,000  MetLife, Inc. ..........................      3.60%       11/13/25            51,293
        300,000  MetLife, Inc. ..........................      4.88%       11/13/43           320,415
         20,000  MetLife, Inc. ..........................      4.60%       05/13/46            20,553
        100,000  Prudential Financial, Inc. .............      3.50%       05/15/24           101,819
        275,000  Prudential Financial, Inc. .............      4.60%       05/15/44           277,184
        325,000  Travelers (The) Cos., Inc. .............      6.75%       06/20/36           436,191
                                                                                       --------------
                                                                                            2,801,757
                                                                                       --------------

                 IT SERVICES - 0.7%
        500,000  International Business Machines Corp. ..      1.63%       05/15/20           502,149
        100,000  International Business Machines Corp. ..      3.63%       02/12/24           107,524
        250,000  Visa, Inc. .............................      2.20%       12/14/20           256,379
        300,000  Visa, Inc. .............................      2.80%       12/14/22           313,141
        350,000  Visa, Inc. .............................      3.15%       12/14/25           365,804
        100,000  Visa, Inc. .............................      4.15%       12/14/35           107,677


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 IT SERVICES (CONTINUED)
$       200,000  Visa, Inc. .............................      4.30%       12/14/45    $      219,365
                                                                                       --------------
                                                                                            1,872,039
                                                                                       --------------

                 MACHINERY - 0.2%
        650,000  Caterpillar, Inc. ......................      3.90%       05/27/21           712,648
                                                                                       --------------

                 MEDIA - 2.0%
        150,000  21st Century Fox America, Inc. .........      3.00%       09/15/22           154,689
        175,000  21st Century Fox America, Inc. .........      5.40%       10/01/43           193,592
         50,000  21st Century Fox America, Inc. .........      4.95%       10/15/45            53,668
        275,000  CBS Corp. ..............................      2.30%       08/15/19           278,061
        560,000  CCO Safari II LLC (a)...................      4.91%       07/23/25           591,562
        100,000  CCO Safari II LLC (a)...................      6.48%       10/23/45           111,580
        350,000  Comcast Corp. ..........................      2.85%       01/15/23           364,329
        200,000  Comcast Corp. ..........................      2.75%       03/01/23           206,866
        200,000  Comcast Corp. ..........................      3.38%       08/15/25           212,990
        200,000  Comcast Corp. ..........................      3.15%       03/01/26           208,492
        675,000  Comcast Corp. ..........................      4.25%       01/15/33           720,174
        100,000  Comcast Corp. ..........................      4.60%       08/15/45           111,218
        250,000  Discovery Communications LLC ...........      4.90%       03/11/26           258,252
        150,000  Time Warner Cable, Inc. ................      6.75%       07/01/18           165,120
        100,000  Time Warner Cable, Inc. ................      4.50%       09/15/42            89,096
        350,000  Time Warner, Inc. ......................      4.88%       03/15/20           384,084
        150,000  Time Warner, Inc. ......................      3.60%       07/15/25           154,263
        200,000  Time Warner, Inc. ......................      6.50%       11/15/36           232,709
         50,000  Time Warner, Inc. ......................      4.85%       07/15/45            51,062
         50,000  Viacom, Inc. ...........................      2.75%       12/15/19            50,965
        125,000  Viacom, Inc. ...........................      3.88%       04/01/24           124,713
         50,000  Viacom, Inc. ...........................      4.85%       12/15/34            44,509
        100,000  Walt Disney (The) Co. ..................      2.15%       09/17/20           102,760
         75,000  Walt Disney (The) Co. ..................      2.30%       02/12/21            77,492
        100,000  Walt Disney (The) Co. ..................      3.00%       02/13/26           105,867
        425,000  Walt Disney (The) Co. ..................      4.13%       06/01/44           456,978
                                                                                       --------------
                                                                                            5,505,091
                                                                                       --------------

                 MULTI-UTILITIES - 0.3%
        230,000  Consolidated Edison Co. of New York,
                    Inc. ................................      3.30%       12/01/24           240,472
        335,000  Consolidated Edison Co. of New York,
                    Inc. ................................      4.45%       03/15/44           365,895
         50,000  Dominion Gas Holdings LLC ..............      2.50%       12/15/19            50,799
        200,000  Dominion Resources, Inc. ...............      5.20%       08/15/19           219,088
                                                                                       --------------
                                                                                              876,254
                                                                                       --------------

                 OIL, GAS & CONSUMABLE FUELS - 3.2%
        100,000  Anadarko Petroleum Corp. ...............      5.55%       03/15/26           101,068
        100,000  Anadarko Petroleum Corp. ...............      6.60%       03/15/46           102,426
        175,000  Chevron Corp. ..........................      2.19%       11/15/19           178,421
        200,000  Chevron Corp. ..........................      1.96%       03/03/20           202,797
        150,000  Chevron Corp. ..........................      3.33%       11/17/25           154,595


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 OIL, GAS & CONSUMABLE FUELS (CONTINUED)
$       200,000  ConocoPhillips .........................      5.75%       02/01/19    $      217,121
        225,000  ConocoPhillips .........................      6.50%       02/01/39           246,787
        100,000  ConocoPhillips Co. .....................      1.50%       05/15/18            98,537
        250,000  ConocoPhillips Co. .....................      4.20%       03/15/21           261,365
        350,000  ConocoPhillips Co. .....................      2.40%       12/15/22           331,517
        150,000  ConocoPhillips Co. .....................      4.95%       03/15/26           156,893
         50,000  ConocoPhillips Co. .....................      4.15%       11/15/34            44,817
        250,000  ConocoPhillips Co. .....................      5.95%       03/15/46           269,908
        325,000  Devon Energy Corp. .....................      3.25%       05/15/22           274,014
        100,000  Devon Energy Corp. .....................      5.85%       12/15/25            96,699
         50,000  Enbridge Energy Partners L.P. ..........      4.38%       10/15/20            48,479
        185,000  Enbridge Energy Partners L.P. ..........      5.50%       09/15/40           151,105
         50,000  Enbridge Energy Partners L.P. ..........      7.38%       10/15/45            50,686
         50,000  Energy Transfer Partners L.P. ..........      4.15%       10/01/20            48,088
        300,000  Energy Transfer Partners L.P. ..........      3.60%       02/01/23           260,636
         50,000  Energy Transfer Partners L.P. ..........      4.05%       03/15/25            44,084
         50,000  Energy Transfer Partners L.P. ..........      4.75%       01/15/26            45,524
        175,000  Energy Transfer Partners L.P. ..........      6.50%       02/01/42           159,346
         50,000  Energy Transfer Partners L.P. ..........      6.13%       12/15/45            45,022
        200,000  Enterprise Products Operating LLC ......      1.65%       05/07/18           199,375
        400,000  Enterprise Products Operating LLC ......      3.70%       02/15/26           393,136
        250,000  Enterprise Products Operating LLC ......      4.90%       05/15/46           241,224
        100,000  Exxon Mobil Corp. ......................      1.71%       03/01/19           101,362
        100,000  Exxon Mobil Corp. ......................      2.22%       03/01/21           101,840
        150,000  Exxon Mobil Corp. ......................      2.71%       03/06/25           151,014
        100,000  Exxon Mobil Corp. ......................      3.04%       03/01/26           102,474
        200,000  Exxon Mobil Corp. ......................      3.57%       03/06/45           194,985
        200,000  Exxon Mobil Corp. ......................      4.11%       03/01/46           212,613
        200,000  Kinder Morgan Energy Partners L.P. .....      6.00%       02/01/17           205,953
        175,000  Kinder Morgan Energy Partners L.P. .....      6.95%       01/15/38           175,542
        300,000  Kinder Morgan, Inc. ....................      3.05%       12/01/19           295,604
        300,000  Kinder Morgan, Inc. ....................      4.30%       06/01/25           285,887
         50,000  Kinder Morgan, Inc. ....................      5.05%       02/15/46            42,699
        100,000  Occidental Petroleum Corp. .............      2.60%       04/15/22           100,923
        200,000  Occidental Petroleum Corp. .............      3.40%       04/15/26           202,161
        200,000  Occidental Petroleum Corp. .............      4.40%       04/15/46           201,795
        750,000  ONEOK Partners L.P. ....................      2.00%       10/01/17           726,615
        175,000  ONEOK Partners L.P. ....................      3.38%       10/01/22           157,275
         50,000  ONEOK Partners L.P. ....................      4.90%       03/15/25            47,190
         75,000  Phillips 66 ............................      4.30%       04/01/22            79,956
         75,000  Phillips 66 ............................      5.88%       05/01/42            81,777
         50,000  Pioneer Natural Resources Co. ..........      3.45%       01/15/21            49,791
        400,000  Pioneer Natural Resources Co. ..........      3.95%       07/15/22           406,730
         50,000  Pioneer Natural Resources Co. ..........      4.45%       01/15/26            50,491
        350,000  Spectra Energy Capital LLC .............      3.30%       03/15/23           310,375
        125,000  Valero Energy Corp. ....................      6.63%       06/15/37           135,981
         50,000  Valero Energy Corp. ....................      4.90%       03/15/45            44,807
                                                                                       --------------
                                                                                            8,889,510
                                                                                       --------------


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 PHARMACEUTICALS - 0.2%
$        75,000  Merck & Co, Inc. .......................      1.85%       02/10/20    $       76,453
         50,000  Merck & Co, Inc. .......................      3.70%       02/10/45            51,016
        250,000  Pfizer, Inc. ...........................      3.40%       05/15/24           268,411
        150,000  Pfizer, Inc. ...........................      4.40%       05/15/44           170,007
                                                                                       --------------
                                                                                              565,887
                                                                                       --------------

                 ROAD & RAIL - 0.9%
        305,000  Burlington Northern Santa Fe LLC .......      3.00%       03/15/23           317,620
        200,000  CSX Corp. ..............................      6.25%       03/15/18           217,863
        425,000  CSX Corp. ..............................      3.40%       08/01/24           440,470
        200,000  CSX Corp. ..............................      4.50%       08/01/54           198,740
        425,000  Ryder System, Inc. .....................      2.45%       09/03/19           425,737
        300,000  Ryder System, Inc. .....................      2.65%       03/02/20           299,596
        300,000  Union Pacific Corp. ....................      3.75%       03/15/24           327,439
        100,000  Union Pacific Corp. ....................      2.75%       03/01/26           101,817
         70,000  Union Pacific Corp. ....................      4.85%       06/15/44            80,102
        150,000  Union Pacific Corp. ....................      4.15%       01/15/45           154,606
        100,000  Union Pacific Corp. ....................      4.05%       03/01/46           103,232
                                                                                       --------------
                                                                                            2,667,222
                                                                                       --------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
        100,000  Intel Corp. ............................      3.10%       07/29/22           105,814
        375,000  Intel Corp. ............................      2.70%       12/15/22           386,944
        160,000  Intel Corp. ............................      4.80%       10/01/41           179,301
        150,000  Intel Corp. ............................      4.90%       07/29/45           168,643
        193,000  QUALCOMM, Inc. .........................      2.25%       05/20/20           197,961
                                                                                       --------------
                                                                                            1,038,663
                                                                                       --------------

                 SOFTWARE - 0.9%
        150,000  Microsoft Corp. ........................      1.30%       11/03/18           151,516
         75,000  Microsoft Corp. ........................      1.85%       02/12/20            76,671
        150,000  Microsoft Corp. ........................      2.00%       11/03/20           153,782
        200,000  Microsoft Corp. ........................      2.38%       02/12/22           206,211
        150,000  Microsoft Corp. ........................      2.65%       11/03/22           156,109
        150,000  Microsoft Corp. ........................      3.63%       12/15/23           164,435
        200,000  Microsoft Corp. ........................      3.13%       11/03/25           210,274
         75,000  Microsoft Corp. ........................      4.88%       12/15/43            87,227
        200,000  Microsoft Corp. ........................      4.45%       11/03/45           222,397
        100,000  Oracle Corp. ...........................      2.50%       05/15/22           102,099
        200,000  Oracle Corp. ...........................      3.63%       07/15/23           216,842
        250,000  Oracle Corp. ...........................      3.40%       07/08/24           266,225
        400,000  Oracle Corp. ...........................      5.38%       07/15/40           476,251
                                                                                       --------------
                                                                                            2,490,039
                                                                                       --------------

                 SPECIALTY RETAIL - 0.5%
        200,000  Home Depot (The), Inc. .................      2.00%       04/01/21           202,145
        600,000  Home Depot (The), Inc. .................      4.40%       04/01/21           672,258
         50,000  Home Depot (The), Inc. .................      3.35%       09/15/25            54,246
        200,000  Home Depot (The), Inc. .................      3.00%       04/01/26           210,221


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 SPECIALTY RETAIL (CONTINUED)
$       200,000  Home Depot (The), Inc. .................      5.40%       09/15/40    $      250,912
                                                                                       --------------
                                                                                            1,389,782
                                                                                       --------------

                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.6%
        100,000  Apple, Inc. ............................      2.25%       02/23/21           101,952
        250,000  Apple, Inc. ............................      2.85%       05/06/21           262,318
        375,000  Apple, Inc. ............................      2.40%       05/03/23           377,648
        100,000  Apple, Inc. ............................      3.25%       02/23/26           104,536
         50,000  Apple, Inc. ............................      3.85%       05/04/43            48,737
        100,000  Apple, Inc. ............................      4.45%       05/06/44           105,569
         50,000  Apple, Inc. ............................      3.45%       02/09/45            45,277
        100,000  Apple, Inc. ............................      4.65%       02/23/46           109,437
        150,000  Hewlett Packard Enterprise Co. (a)......      2.45%       10/05/17           151,035
         50,000  Hewlett Packard Enterprise Co. (a)......      2.85%       10/05/18            50,870
        100,000  Hewlett Packard Enterprise Co. (a)......      3.60%       10/15/20           104,091
         50,000  Hewlett Packard Enterprise Co. (a)......      4.40%       10/15/22            52,311
        125,000  Hewlett Packard Enterprise Co. (a)......      4.90%       10/15/25           128,885
         50,000  Hewlett Packard Enterprise Co. (a)......      6.35%       10/15/45            49,301
                                                                                       --------------
                                                                                            1,691,967
                                                                                       --------------

                 TEXTILES, APPAREL & LUXURY GOODS - 0.0%
        100,000  NIKE, Inc. .............................      3.88%       11/01/45           104,929
                                                                                       --------------

                 TOBACCO - 0.4%
        200,000  Altria Group, Inc. .....................     10.20%       02/06/39           367,488
        100,000  Reynolds American, Inc. ................      4.00%       06/12/22           108,820
        200,000  Reynolds American, Inc. ................      4.45%       06/12/25           220,458
        250,000  Reynolds American, Inc. ................      5.85%       08/15/45           306,459
                                                                                       --------------
                                                                                            1,003,225
                                                                                       --------------
                 TOTAL CORPORATE BONDS AND NOTES.....................................      97,068,762
                 (Cost $95,014,840)                                                    --------------

U.S. GOVERNMENT BONDS AND NOTES - 5.7%
        275,000  U.S. Treasury Bond .....................      5.38%       02/15/31           394,443
      1,630,000  U.S. Treasury Bond .....................      4.50%       02/15/36         2,236,984
      1,017,500  U.S. Treasury Bond .....................      3.00%       11/15/45         1,098,502
      1,125,000  U.S. Treasury Note (b)..................      0.88%       10/15/17         1,127,900
        100,000  U.S. Treasury Note .....................      0.75%       02/28/18           100,027
      2,600,000  U.S. Treasury Note .....................      1.38%       09/30/18         2,637,172
      1,092,000  U.S. Treasury Note......................      1.00%       03/15/19         1,096,308
      3,000,500  U.S. Treasury Note .....................      1.13%       02/28/21         2,988,369
      2,945,000  U.S. Treasury Note .....................      1.50%       02/28/23         2,936,949
      1,536,500  U.S. Treasury Note .....................      1.63%       02/15/26         1,514,233
                                                                                       --------------
                 TOTAL U.S. GOVERNMENT BONDS AND NOTES...............................      16,130,887
                 (Cost $15,964,190)                                                    --------------


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES - 1.0%

                 BANKS - 0.1%
$       250,000  Toronto-Dominion (The) Bank ............      2.13%       04/07/21    $      249,575
                                                                                       --------------

                 CAPITAL MARKETS - 0.1%
        200,000  Credit Suisse ..........................      5.40%       01/14/20           216,953
                                                                                       --------------

                 CHEMICALS - 0.1%
        175,000  LYB International Finance, B.V. ........      4.88%       03/15/44           175,146
        100,000  LyondellBasell Industries N.V. .........      4.63%       02/26/55            89,714
                                                                                       --------------
                                                                                              264,860
                                                                                       --------------

                 CONSUMER FINANCE - 0.4%
        583,000  GE Capital International Funding
                    Co. (a)..............................      0.96%       04/15/16           583,034
        444,000  GE Capital International Funding
                    Co. (a)..............................      4.42%       11/15/35           483,326
                                                                                       --------------
                                                                                            1,066,360
                                                                                       --------------

                 PHARMACEUTICALS - 0.3%
        375,000  Actavis Funding SCS ....................      3.00%       03/12/20           386,515
        200,000  Actavis Funding SCS ....................      3.45%       03/15/22           207,903
        300,000  Actavis Funding SCS ....................      3.80%       03/15/25           312,800
        100,000  Actavis Funding SCS ....................      4.75%       03/15/45           105,589
                                                                                       --------------
                                                                                            1,012,807
                                                                                       --------------
                 TOTAL FOREIGN CORPORATE BONDS AND NOTES.............................       2,810,555
                 (Cost $2,765,338)                                                     --------------

                 TOTAL INVESTMENTS - 95.5%...........................................     268,679,485
                 (Cost $255,447,814) (c)

                 NET OTHER ASSETS AND LIABILITIES - 4.5%.............................      12,527,652
                                                                                       --------------
                 NET ASSETS - 100.0%.................................................  $  281,207,137
                                                                                       ==============

-----------------------------

(a) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgement. At March 31, 2016, securities noted as such amounted to $3,565,145 or 1.27% of net assets.

(b) All or a portion of this security is segregated as collateral for open futures contracts.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $16,670,821 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,439,150.


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)


-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                 ASSETS TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        3/31/2016        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $   152,669,281  $ 152,669,281  $            --  $           --
Corporate Bonds and Notes*....................       97,068,762             --       97,068,762              --
U.S. Government Bonds and Notes ..............       16,130,887             --       16,130,887              --
Foreign Corporate Bonds and Notes*............        2,810,555             --        2,810,555              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $   268,679,485  $ 152,669,281  $   116,010,204  $           --
                                                ---------------  -------------  ---------------  --------------
Other Financial Instruments:
Futures Contracts ............................           34,213         34,213               --              --
                                                ---------------  -------------  ---------------  --------------
Total ........................................  $   268,713,698  $ 152,703,494  $   116,010,204  $           --
                                                ===============  =============  ===============  ==============

                                               LIABILITIES TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2016        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Futures Contracts.............................  $          (563) $        (563) $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2016.


OPEN FUTURES CONTRACTS AT MARCH 31, 2016 (see Note 2C - Futures Contracts in the Notes to Portfolio of Investments):

                                                                                                   UNREALIZED
                                                   NUMBER OF      EXPIRATION                     APPRECIATION/
SHORT FUTURES CONTRACTS                            CONTRACTS         MONTH      NOTIONAL VALUE   (DEPRECIATION)
----------------------------------------------  ---------------  -------------  ---------------  --------------
U.S. Treasury 5-Year Notes                             7           Jun-2016     $       848,149  $         (563)
U.S. Treasury 10-Year Notes                           50           Jun-2016           6,519,531          34,062
U.S. Treasury Ultra Long Term Bond Futures             2           Jun-2016             281,500             151
                                                                                ---------------  --------------
         Total Futures Contracts                                                $     7,649,180  $       33,650
                                                                                ===============  ==============


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)


---------------------------------------------------------------
ASSET ALLOCATION                                % OF NET ASSETS
---------------------------------------------------------------
Common Stocks                                        54.3%
Corporate Bonds & Notes                              34.5
U.S. Government Bonds & Notes                         5.7
Foreign Corporate Bonds & Notes                       1.0
                                                    ------
Total Investments                                    95.5
Net Other Assets & Liabilities                        4.5
                                                    ------
Net Assets                                          100.0%
                                                    ======


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
EXCHANGE-TRADED FUNDS -- 39.6%

                 CAPITAL MARKETS -- 39.6%
             46  First Trust Low Duration Opportunities ETF (a)......................  $        2,346
         48,090  First Trust Preferred Securities and Income ETF (a).................         897,840
         38,770  First Trust Senior Loan Fund (a)....................................       1,847,390
         19,420  First Trust Tactical High Yield ETF (a).............................         920,314
            130  iShares 20+ Year Treasury Bond ETF..................................          16,979
             70  iShares 7-10 Year Treasury Bond ETF.................................           7,724
         10,230  iShares iBoxx $ Investment Grade Corporate Bond ETF.................       1,215,529
          3,881  iShares MBS ETF.....................................................         424,892
                                                                                       --------------
                 TOTAL EXCHANGE-TRADED FUNDS.........................................       5,333,014
                 (Cost $5,434,980)                                                     --------------

COMMON STOCKS -- 23.0%

                 AEROSPACE & DEFENSE -- 0.7%
            329  General Dynamics Corp...............................................          43,221
            481  Honeywell International, Inc........................................          53,896
                                                                                       --------------
                                                                                               97,117
                                                                                       --------------

                 AUTOMOBILES -- 0.3%
            369  Toyota Motor Corp., ADR.............................................          39,232
                                                                                       --------------

                 BANKS -- 1.4%
            864  JPMorgan Chase & Co.................................................          51,166
          1,142  U.S. Bancorp........................................................          46,354
          1,256  Webster Financial Corp..............................................          45,090
          1,008  Wells Fargo & Co....................................................          48,747
                                                                                       --------------
                                                                                              191,357
                                                                                       --------------

                 BEVERAGES -- 0.4%
            393  Anheuser-Busch InBev N.V., ADR......................................          48,991
                                                                                       --------------

                 CAPITAL MARKETS -- 0.3%
            127  BlackRock, Inc......................................................          43,252
                                                                                       --------------

                 CHEMICALS -- 0.6%
            431  International Flavors & Fragrances, Inc.............................          49,035
            422  LyondellBasell Industries N.V., Class A.............................          36,115
                                                                                       --------------
                                                                                               85,150
                                                                                       --------------

                 COMMUNICATIONS EQUIPMENT -- 0.7%
          1,758  Cisco Systems, Inc..................................................          50,050
            620  Harris Corp.........................................................          48,273
                                                                                       --------------
                                                                                               98,323
                                                                                       --------------

                 CONSUMER FINANCE -- 0.3%
            549  Capital One Financial Corp..........................................          38,051
                                                                                       --------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
            900  Verizon Communications, Inc.........................................          48,672
                                                                                       --------------

                 ELECTRIC UTILITIES -- 1.8%
            490  American Electric Power Co., Inc....................................          32,536
             63  Duke Energy Corp....................................................           5,083
            722  Edison International................................................          51,905
            271  Emera, Inc. (CAD)...................................................           9,920
            517  Eversource Energy...................................................          30,162
            423  NextEra Energy, Inc.................................................          50,058


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 ELECTRIC UTILITIES (CONTINUED)
            764  Pinnacle West Capital Corp..........................................  $       57,353
                                                                                       --------------
                                                                                              237,017
                                                                                       --------------

                 ELECTRICAL EQUIPMENT -- 0.3%
            694  Eaton Corp. PLC.....................................................          43,417
                                                                                       --------------

                 ENERGY EQUIPMENT & SERVICES -- 0.2%
            451  Schlumberger Ltd....................................................          33,261
                                                                                       --------------

                 FOOD & STAPLES RETAILING -- 0.8%
            543  CVS Health Corp.....................................................          56,325
            687  Walgreens Boots Alliance, Inc.......................................          57,873
                                                                                       --------------
                                                                                              114,198
                                                                                       --------------

                 GAS UTILITIES -- 0.6%
            412  Atmos Energy Corp...................................................          30,595
            242  Chesapeake Utilities Corp...........................................          15,239
            299  New Jersey Resources Corp...........................................          10,893
            172  ONE Gas, Inc........................................................          10,509
            500  UGI Corp............................................................          20,145
                                                                                       --------------
                                                                                               87,381
                                                                                       --------------

                 HEALTH CARE EQUIPMENT & SUPPLIES -- 0.7%
          1,037  Abbott Laboratories.................................................          43,378
            620  Medtronic PLC.......................................................          46,500
                                                                                       --------------
                                                                                               89,878
                                                                                       --------------

                 HEALTH CARE PROVIDERS & SERVICES -- 1.1%
            460  Aetna, Inc..........................................................          51,681
            567  AmerisourceBergen Corp..............................................          49,074
            621  Cardinal Health, Inc................................................          50,891
                                                                                       --------------
                                                                                              151,646
                                                                                       --------------

                 HOTELS, RESTAURANTS & LEISURE -- 0.4%
            819  Starbucks Corp......................................................          48,894
                                                                                       --------------

                 INDUSTRIAL CONGLOMERATES -- 0.4%
            469  Siemens AG, ADR.....................................................          49,620
                                                                                       --------------

                 INSURANCE -- 1.4%
          1,515  FNF Group...........................................................          51,358
          1,210  Hartford Financial Services Group (The), Inc........................          55,757
          1,553  Horace Mann Educators Corp..........................................          49,215
            852  MetLife, Inc........................................................          37,437
                                                                                       --------------
                                                                                              193,767
                                                                                       --------------

                 IT SERVICES -- 0.5%
            543  Accenture PLC, Class A..............................................          62,662
                                                                                       --------------

                 MACHINERY -- 0.4%
            368  Snap-on, Inc........................................................          57,772
                                                                                       --------------

                 MEDIA -- 0.4%
            492  Walt Disney (The) Co................................................          48,860
                                                                                       --------------

                 MULTI-UTILITIES -- 1.2%
            219  Alliant Energy Corp.................................................          16,267
            282  National Grid PLC, ADR..............................................          20,140
            648  Public Service Enterprise Group, Inc................................          30,547
            434  SCANA Corp..........................................................          30,445
            291  Sempra Energy.......................................................          30,279


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 MULTI-UTILITIES (CONTINUED)
            560  WEC Energy Group, Inc...............................................  $       33,639
                                                                                       --------------
                                                                                              161,317
                                                                                       --------------

                 OIL, GAS & CONSUMABLE FUELS -- 2.6%
          1,240  Enbridge Income Fund Holdings, Inc. (CAD)...........................          28,261
            282  Enbridge, Inc.......................................................          10,973
            996  Inter Pipeline Ltd. (CAD)...........................................          20,514
          5,590  Kinder Morgan, Inc..................................................          99,837
          1,039  Targa Resources Corp................................................          31,025
          2,881  TransCanada Corp....................................................         113,252
            847  Valero Energy Corp..................................................          54,327
                                                                                       --------------
                                                                                              358,189
                                                                                       --------------

                 PHARMACEUTICALS -- 0.4%
            914  Teva Pharmaceutical Industries Ltd., ADR............................          48,908
                                                                                       --------------

                 ROAD & RAIL -- 0.3%
            474  Union Pacific Corp..................................................          37,707
                                                                                       --------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.7%
          1,273  Intel Corp..........................................................          41,182
            842  Texas Instruments, Inc..............................................          48,348
                                                                                       --------------
                                                                                               89,530
                                                                                       --------------

                 SOFTWARE -- 0.8%
          1,099  Microsoft Corp......................................................          60,698
          1,115  Oracle Corp.........................................................          45,615
                                                                                       --------------
                                                                                              106,313
                                                                                       --------------

                 SPECIALTY RETAIL -- 1.2%
            703  Foot Locker, Inc....................................................          45,343
            464  Home Depot (The), Inc...............................................          61,911
            644  TJX (The) Cos., Inc.................................................          50,457
                                                                                       --------------
                                                                                              157,711
                                                                                       --------------

                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 0.3%
            431  Apple, Inc..........................................................          46,975
                                                                                       --------------

                 TEXTILES, APPAREL & LUXURY GOODS -- 0.3%
            658  VF Corp.............................................................          42,612
                                                                                       --------------

                 TOBACCO -- 0.7%
            750  Altria Group, Inc...................................................          46,995
            381  British American Tobacco PLC, ADR...................................          44,543
                                                                                       --------------
                                                                                               91,538
                                                                                       --------------

                 WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
          1,538  Vodafone Group PLC, ADR.............................................          49,293
                                                                                       --------------
                 TOTAL COMMON STOCKS.................................................       3,098,611
                 (Cost $3,018,668)                                                     --------------


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
REAL ESTATE INVESTMENT TRUSTS -- 13.6%

                 DIVERSIFIED REITS -- 1.7%
          9,287  Lexington Realty Trust..............................................  $       79,868
            717  PS Business Parks, Inc..............................................          72,066
          2,545  Washington Real Estate Investment Trust.............................          74,339
                                                                                       --------------
                                                                                              226,273
                                                                                       --------------

                 HEALTH CARE REITS -- 1.2%
          1,125  National Health Investors, Inc......................................          74,835
          2,289  Omega Healthcare Investors, Inc.....................................          80,802
                                                                                       --------------
                                                                                              155,637
                                                                                       --------------

                 HOTEL & RESORT REITS -- 1.7%
          2,825  Hospitality Properties Trust........................................          75,032
          4,465  Host Hotels & Resorts, Inc..........................................          74,566
          3,468  RLJ Lodging Trust...................................................          79,348
                                                                                       --------------
                                                                                              228,946
                                                                                       --------------

                 INDUSTRIAL REITS -- 1.6%
          1,801  DCT Industrial Trust, Inc...........................................          71,086
          1,685  Prologis, Inc.......................................................          74,443
          2,910  Terreno Realty Corp.................................................          68,240
                                                                                       --------------
                                                                                              213,769
                                                                                       --------------

                 RESIDENTIAL REITS -- 2.1%
            382  AvalonBay Communities, Inc..........................................          72,656
            866  Camden Property Trust...............................................          72,822
            954  Equity LifeStyle Properties, Inc....................................          69,384
            729  Mid-America Apartment Communities, Inc..............................          74,511
                                                                                       --------------
                                                                                              289,373
                                                                                       --------------

                 RETAIL REITS -- 2.0%
            429  Federal Realty Investment Trust.....................................          66,945
          2,351  Kimco Realty Corp...................................................          67,662
          1,423  National Retail Properties, Inc.....................................          65,743
            347  Simon Property Group, Inc...........................................          72,068
                                                                                       --------------
                                                                                              272,418
                                                                                       --------------

                 SPECIALIZED REITS -- 3.3%
          1,829  CyrusOne, Inc.......................................................          83,494
            807  Digital Realty Trust, Inc...........................................          71,411
          1,065  EPR Properties......................................................          70,950
            787  Extra Space Storage, Inc............................................          73,553
          1,515  QTS Realty Trust, Inc., Class A.....................................          71,781
            616  Sovran Self Storage, Inc............................................          72,657
                                                                                       --------------
                                                                                              443,846
                                                                                       --------------
                 TOTAL REAL ESTATE INVESTMENT TRUSTS.................................       1,830,262
                 (Cost $1,614,187)                                                     --------------


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

     UNITS                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
MASTER LIMITED PARTNERSHIPS -- 10.1%

                 CHEMICALS -- 0.3%
          1,829  Westlake Chemical Partners, L.P.....................................  $       36,031
                                                                                       --------------

                 GAS UTILITIES -- 0.5%
          1,180  AmeriGas Partners, L.P..............................................          51,295
            807  Suburban Propane Partners, L.P......................................          24,121
                                                                                       --------------
                                                                                               75,416
                                                                                       --------------

                 INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS -- 0.5%
          2,343  NextEra Energy Partners, L.P........................................          63,706
                                                                                       --------------

                 OIL, GAS & CONSUMABLE FUELS -- 8.8%
          1,280  Alliance Holdings GP, L.P...........................................          18,714
          3,117  Alliance Resource Partners, L.P.....................................          36,313
            291  Buckeye Partners, L.P...............................................          19,771
          4,166  Columbia Pipeline Partners, L.P.....................................          60,824
          7,160  Enbridge Energy Partners, L.P.......................................         131,171
          8,195  Enterprise Products Partners, L.P...................................         201,761
          1,124  EQT Midstream Partners, L.P.........................................          83,659
          2,981  Holly Energy Partners, L.P..........................................         100,847
          1,751  Magellan Midstream Partners, L.P....................................         120,469
          1,708  ONEOK Partners, L.P.................................................          53,631
          4,784  Plains All American Pipeline, L.P...................................         100,320
          2,543  Spectra Energy Partners, L.P........................................         122,369
          1,662  Tallgrass Energy Partners, L.P......................................          63,688
          1,432  TC PipeLines, L.P...................................................          69,051
                                                                                       --------------
                                                                                            1,182,588
                                                                                       --------------
                 TOTAL MASTER LIMITED PARTNERSHIPS...................................       1,357,741
                 (Cost $1,453,569)                                                     --------------


   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
U.S. GOVERNMENT BONDS AND NOTES -- 9.0%

$        18,208  U.S. Treasury Inflation Indexed Bond....      2.38%       01/15/27            22,266
         37,317  U.S. Treasury Inflation Indexed Bond....      1.75%       01/15/28            43,324
         26,482  U.S. Treasury Inflation Indexed Bond....      2.50%       01/15/29            33,308
         36,170  U.S. Treasury Inflation Indexed Bond....      3.38%       04/15/32            52,440
         14,249  U.S. Treasury Inflation Indexed Bond....      2.13%       02/15/40            18,238
         20,338  U.S. Treasury Inflation Indexed Bond....      2.13%       02/15/41            26,231
         16,565  U.S. Treasury Inflation Indexed Bond....      0.75%       02/15/42            16,119
         50,078  U.S. Treasury Inflation Indexed Bond....      0.63%       02/15/43            47,134
         22,160  U.S. Treasury Inflation Indexed Bond....      1.38%       02/15/44            24,862
         20,423  U.S. Treasury Inflation Indexed Bond....      0.75%       02/15/45            19,807
          6,999  U.S. Treasury Inflation Indexed Bond....      1.00%       02/15/46             7,310
         62,999  U.S. Treasury Inflation Indexed Note....      0.13%       04/15/17            63,745
         64,873  U.S. Treasury Inflation Indexed Note....      0.13%       04/15/18            66,048
         26,367  U.S. Treasury Inflation Indexed Note....      1.38%       07/15/18            27,832
         89,881  U.S. Treasury Inflation Indexed Note....      0.13%       04/15/19            91,859
         36,591  U.S. Treasury Inflation Indexed Note....      1.38%       01/15/20            39,197
         40,465  U.S. Treasury Inflation Indexed Note....      0.13%       04/15/20            41,345
         34,761  U.S. Treasury Inflation Indexed Note....      1.25%       07/15/20            37,402
         41,369  U.S. Treasury Inflation Indexed Note....      1.13%       01/15/21            44,252
         37,840  U.S. Treasury Inflation Indexed Note....      0.63%       07/15/21            39,755
         44,903  U.S. Treasury Inflation Indexed Note....      0.13%       01/15/22            45,617


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
U.S. GOVERNMENT BONDS AND NOTES (CONTINUED)

$        44,298  U.S. Treasury Inflation Indexed Note....      0.13%       07/15/22    $       45,117
         55,423  U.S. Treasury Inflation Indexed Note....      0.13%       01/15/23            55,942
         33,593  U.S. Treasury Inflation Indexed Note....      0.38%       07/15/23            34,642
         35,536  U.S. Treasury Inflation Indexed Note....      0.63%       01/15/24            37,043
         52,081  U.S. Treasury Inflation Indexed Note....      0.13%       07/15/24            52,322
         49,010  U.S. Treasury Inflation Indexed Note....      0.25%       01/15/25            49,467
         34,562  U.S. Treasury Inflation Indexed Note....      2.38%       01/15/25            41,200
         42,957  U.S. Treasury Inflation Indexed Note....      0.38%       07/15/25            43,930
         14,955  U.S. Treasury Inflation Indexed Note....      0.63%       01/15/26            15,647
         24,469  U.S. Treasury Inflation Indexed Note....      2.00%       01/15/26            28,681
                                                                                       --------------
                 TOTAL U.S. GOVERNMENT BONDS AND NOTES...............................       1,212,082
                 (Cost $1,184,516)                                                     --------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 2.0%

                 COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.3%
                 Fannie Mae REMICS
            191     Series 1988-16, Class B..............      9.50%       06/25/18               198
          1,849     Series 1988-30, Class D..............      9.50%       12/25/18             1,968
            443     Series 1989-69, Class G..............      7.60%       10/25/19               470
          1,199     Series 1989-82, Class G..............      8.40%       11/25/19             1,307
          3,747     Series 1990-109, Class J.............      7.00%       09/25/20             3,961
          1,768     Series 1992-24, Class Z..............      6.50%       04/25/22             1,926
            296     Series 1992-44, Class ZQ.............      8.00%       07/25/22               306
          3,699     Series 1993-1, Class KA..............      7.90%       01/25/23             4,189
          2,596     Series 1993-62, Class E..............      7.00%       04/25/23             2,899
            898     Series 1993-119, Class H.............      6.50%       07/25/23               997
          5,560     Series 1993-178, Class PK............      6.50%       09/25/23             6,205
         56,712     Series 2002-9, Class MS, IO (b)......      7.67%       03/25/32            13,206
          3,314     Series 2002-10, Class FB (b).........      0.93%       03/25/17             3,320
            310     Series 2003-9, Class EB..............      5.00%       02/25/18               318
          7,074     Series 2003-14, Class AQ.............      3.50%       03/25/33             7,350
          8,242     Series 2004-92, Class S, IO (b)......      6.27%       08/25/34               659
          3,316     Series 2005-46, Class LW.............      5.00%       06/25/20             3,411
            477     Series 2005-48, Class MD.............      5.00%       04/25/34               490
          5,712     Series 2005-68, Class BC.............      5.25%       06/25/35             6,092
          5,869     Series 2005-70, Class KJ.............      5.50%       09/25/34             6,161
          1,054     Series 2005-120, Class NF (b)........      0.53%       01/25/21             1,053
          1,295     Series 2009-81, Class AD.............      4.50%       09/25/37             1,299
          2,261     Series 2010-39, Class PG.............      4.00%       06/25/38             2,286
          1,118     Series 2011-38, Class AH.............      2.75%       05/25/20             1,135
          7,216     Series 2013-31, Class NT.............      3.00%       04/25/43             7,304
                 FHLMC - GNMA
            714     Series 1993-5, Class HA..............      7.50%       02/25/23               783
          1,553     Series 1994-27, Class D..............      7.00%       03/25/24             1,742
                 Freddie Mac REMICS
          2,686     Series 1988-23, Class F..............      9.60%       04/15/20             2,870
          1,886     Series 1989-84, Class F..............      9.20%       10/15/20             2,056
            230     Series 1991-1074, Class I............      6.75%       05/15/21               244
          4,039     Series 1991-1078, Class GZ...........      6.50%       05/15/21             4,192
          1,301     Series 1992-1250, Class J............      7.00%       05/15/22             1,438
          9,546     Series 1994-1673, Class FB (b).......      1.28%       02/15/24             9,639
            119     Series 1996-1847, Class LL...........      7.50%       04/15/26               135
         22,888     Series 1998-2033, Class IA, IO.......      7.00%       02/15/28             3,219


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                 COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                 Freddie Mac REMICS (Continued)
$         1,867     Series 1999-2174, Class PN...........      6.00%       07/15/29    $        2,111
          2,670     Series 2001-2354, Class TY...........      5.75%       09/15/16             2,687
            816     Series 2003-2559, Class PB...........      5.50%       08/15/30               850
         10,004     Series 2003-2590, Class NV...........      5.00%       03/15/18            10,296
          1,884     Series 2003-2700, Class PG...........      4.50%       05/15/32             1,890
          1,618     Series 2005-2922, Class QE...........      5.00%       05/15/34             1,682
         44,673     Series 2006-3114, Class GI, IO (b)...      6.16%       02/15/36            11,063
          1,044     Series 2006-3116, Class PD...........      5.00%       10/15/34             1,048
          2,190     Series 2006-3237, Class CB...........      5.50%       07/15/36             2,337
          3,209     Series 2012-4097, Class DC...........      1.50%       06/15/41             3,135
                 Government National Mortgage Association
         17,471     Series 1999-30, Class S, IO (b)......      8.16%       08/16/29             4,531
          1,088     Series 2008-85, Class HP.............      4.00%       04/20/38             1,105
         15,599     Series 2009-29, Class TA.............      4.50%       03/16/39            16,497
            519     Series 2009-81, Class PA.............      5.50%       02/16/38               547
          1,270     Series 2010-117, Class MA............      2.50%       09/16/23             1,286
          6,228     Series 2011-136, Class GB............      2.50%       05/20/40             6,330
         52,625     Series 2013-20, Class KI, IO.........      5.00%       01/20/43             8,655
                                                                                       --------------
                                                                                              180,878
                                                                                       --------------
                 PASS-THROUGH SECURITIES -- 0.7%
                 Federal Home Loan Mortgage Corporation
         22,420     Pool A47829..........................      4.00%       08/01/35            24,016
         12,994     Pool C01252..........................      6.50%       11/01/31            15,242
          6,210     Pool O20138 (b)......................      5.00%       11/01/30             6,868
                 Federal National Mortgage Association
         17,446     Pool AH1568..........................      4.50%       12/01/40            19,072
                 Government National Mortgage Association
         14,789     Pool 3500............................      5.50%       01/20/34            16,713
         13,937     Pool 3711............................      5.50%       05/20/35            15,751
                                                                                       --------------
                                                                                               97,662
                                                                                       --------------
                 TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES.............         278,540
                 (Cost $272,839)                                                       --------------

MORTGAGE-BACKED SECURITIES -- 0.9%

                 COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.8%
                 Banc of America Mortgage Securities Trust
          1,845     Series 2003-8, Class 3A7.............      5.25%       11/25/33             1,851
                 Credit Suisse First Boston Mortgage
                   Securities Corp.
          4,735     Series 2004-1, Class 1A1.............      5.75%       02/25/34             4,756
          3,807     Series 2004-4, Class 1A3.............      5.75%       08/25/34             3,888
                 Jefferies Resecuritization Trust
         12,814     Series 2009-R7, Class 4A1 (b) (c)....      2.68%       09/26/34            12,644
          2,794     Series 2009-R7, Class 12A1 (b) (c)...      2.76%       08/26/36             2,785
                 JPMorgan Resecuritization Trust
         18,086     Series 2009-7, Class 5A1 (b) (c).....      6.00%       02/27/37            18,202
         13,629     Series 2010-4, Class 7A1 (b) (c).....      1.99%       08/26/35            13,624


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                 COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                 MASTR Alternative Loan Trust
$         7,481     Series 2004-10, Class 2A1............      5.50%       10/25/19    $        7,686
                 MASTR Asset Securitization Trust
          7,530     Series 2003-5, Class 2A1.............      5.00%       06/25/18             7,727
          3,650     Series 2004-1, Class 5A4.............      5.50%       02/25/34             3,731
                 Prime Mortgage Trust
            657     Series 2004-CL1, Class 2A1...........      5.00%       02/25/19               659
                 RAAC Trust
          4,401     Series 2005-SP1, Class 2A1...........      5.25%       09/25/34             4,505
                 Structured Asset Mortgage Investments
                   Trust
         15,016     Series 1999-1, Class 2A (b)..........      8.91%       06/25/29            15,390
                 WAMU Mortgage Pass-Through Certificates
            690     Series 2002-S8, Class 2A7............      5.25%       01/25/18               698
                 Wells Fargo Alternative Loan Trust
          2,595     Series 2007-PA5, Class 2A1...........      6.00%       11/25/22             2,631
                 Wells Fargo Mortgage-Backed Securities
                   Trust
          3,977     Series 2006-17, Class A4.............      5.50%       11/25/21             4,011
                                                                                       --------------
                                                                                              104,788
                                                                                       --------------
                 COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.1%
                 Bear Stearns Commercial Mortgage
                   Securities Trust
          1,845     Series 2006-PW12, Class A4 (b).......      5.93%       09/11/38             1,844
                 Wachovia Bank Commercial Mortgage Trust
         11,435     Series 2006-C27, Class A3 (b)........      5.77%       07/15/45            11,421
                                                                                       --------------
                                                                                               13,265
                                                                                       --------------
                 TOTAL MORTGAGE-BACKED SECURITIES....................................         118,053
                 (Cost $116,852)                                                       --------------

ASSET-BACKED SECURITIES -- 0.1%

                 AFC Home Equity Loan Trust
          2,110     Series 1997-4, Class 1A2 (b).........      1.14%       12/22/27             1,840
                 Bear Stearns Asset Backed Securities Trust
         12,757     Series 2005-SD1, Class 1A3 (b).......      0.83%       08/25/43            12,595
                                                                                       --------------
                 TOTAL ASSET-BACKED SECURITIES.......................................          14,435
                 (Cost $14,118)                                                        --------------

                 TOTAL INVESTMENTS -- 98.3%..........................................      13,242,738
                 (Cost $13,109,729) (d)
                 NET OTHER ASSETS AND LIABILITIES -- 1.7%............................         224,009
                                                                                       --------------
                 NET ASSETS -- 100.0%................................................  $   13,466,747
                                                                                       ==============


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

-----------------------------

(a)   Investment in an affiliated fund.

(b) Floating or variable rate security. The interest rate shown reflects the rate in effect at March 31, 2016.

(c) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At March 31, 2016, securities noted as such amounted to $47,255 or 0.35% of net assets.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $517,751 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $384,742.

ADR   American Depositary Receipt

CAD Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.

IO Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        3/31/2016        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Exchange-Traded Funds*........................  $     5,333,014  $   5,333,014  $            --  $           --
Common Stocks*................................        3,098,611      3,098,611               --              --
Real Estate Investment Trusts*................        1,830,262      1,830,262               --              --
Master Limited Partnerships*..................        1,357,741      1,357,741               --              --
U.S. Government Bonds and Notes...............        1,212,082             --        1,212,082              --
U.S. Government Agency Mortgage-Backed
   Securities.................................          278,540             --          278,540              --
Mortgage-Backed Securities....................          118,053             --          118,053              --
Asset-Backed Securities.......................           14,435             --           14,435              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $    13,242,738  $  11,619,628  $     1,623,110  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2016.


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

---------------------------------------------------------------
ASSET ALLOCATION                                % OF NET ASSETS
---------------------------------------------------------------
Exchange-Traded Funds                                39.6%
Common Stocks                                        23.0
Real Estate Investment Trusts                        13.6
Master Limited Partnerships                          10.1
U.S. Government Bonds and Notes                       9.0
U.S. Government Agency Mortgage-Backed Securities     2.0
Mortgage-Backed Securities                            0.9
Asset-Backed Securities                               0.1
                                                    ------
Total Investments                                    98.3
Net Other Assets & Liabilities                        1.7
                                                    ------
Net Assets                                          100.0%
                                                    ======


                     See Notes to Portfolio of Investments

FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS - 85.3%

                 CAPITAL MARKETS - 85.3%
          5,786  First Trust Consumer Discretionary AlphaDEX(R) Fund (a).............  $       203,551
          4,349  First Trust Consumer Staples AlphaDEX(R) Fund (a)...................          200,576
          2,316  First Trust Developed Markets Ex-US AlphaDEX(R) Fund (a)............          107,648
          2,901  First Trust Dow Jones Internet Index Fund (a) (b)...................          198,109
          5,762  First Trust Emerging Markets AlphaDEX(R) Fund (a)...................          110,688
         13,726  First Trust Energy AlphaDEX(R) Fund (a).............................          193,811
          1,176  First Trust Germany AlphaDEX(R) Fund (a)............................           43,042
          1,595  First Trust ISE Chindia Index Fund (a)..............................           43,432
            941  First Trust Japan AlphaDEX(R) Fund (a)..............................           42,702
          4,660  First Trust Large Cap Growth AlphaDEX(R) Fund (a)...................          224,985
          4,681  First Trust Mid Cap Core AlphaDEX(R) Fund (a).......................          232,318
          7,866  First Trust Mid Cap Growth AlphaDEX(R) Fund (a).....................          227,406
          1,067  First Trust Switzerland AlphaDEX(R) Fund (a)........................           42,691
          1,132  First Trust United Kingdom AlphaDEX(R) Fund (a).....................           42,569
          8,195  First Trust Utilities AlphaDEX(R) Fund (a)..........................          212,906
         13,377  iShares Core U.S. Aggregate Bond ETF................................        1,482,707
         25,455  SPDR Barclays Intermediate Term Corporate Bond ETF..................          872,343
         11,481  SPDR Barclays Long Term Treasury ETF................................          865,208
         17,402  SPDR Nuveen Barclays Municipal Bond ETF.............................          858,267
         19,020  SPDR Wells Fargo Preferred Stock ETF................................          857,041
                                                                                       ---------------
                 TOTAL EXCHANGE-TRADED FUNDS.........................................        7,062,000
                 (Cost $6,908,790)                                                     ---------------

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  ---------------
U.S. TREASURY BILLS - 13.0%

$        97,000  U.S. Treasury Bill .....................      (c)         04/28/16             96,988
        122,000  U.S. Treasury Bill .....................      (c)         05/05/16            121,990
        122,000  U.S. Treasury Bill .....................      (c)         05/12/16            121,988
        122,000  U.S. Treasury Bill .....................      (c)         05/19/16            121,980
        122,000  U.S. Treasury Bill .....................      (c)         05/26/16            121,977
        122,000  U.S. Treasury Bill .....................      (c)         06/02/16            121,968
        122,000  U.S. Treasury Bill .....................      (c)         06/09/16            121,960
        122,000  U.S. Treasury Bill .....................      (c)         06/16/16            121,952
        122,000  U.S. Treasury Bill .....................      (c)         06/23/16            121,943
                                                                                       ---------------
                 TOTAL U.S. TREASURY BILLS...........................................        1,072,746
                 (Cost $1,072,555)                                                     ---------------

                 TOTAL INVESTMENTS - 98.3%...........................................        8,134,746
                 (Cost $7,981,345) (d)

                 NET OTHER ASSETS AND LIABILITIES - 1.7%.............................          139,671
                                                                                       ---------------
                 NET ASSETS - 100.0%.................................................  $     8,274,417
                                                                                       ===============

-----------------------------

(a)   Investment in an affiliated fund.
(b)   Non-income producing security.


                     See Notes to Portfolio of Investments

FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

(c)   Zero coupon bond.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $155,506 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,105.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        3/31/2016        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Exchange-Traded Funds*........................  $     7,062,000  $   7,062,000  $            --  $           --
U.S. Treasury Bills ..........................        1,072,746             --        1,072,746              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $     8,134,746  $   7,062,000  $     1,072,746  $           --
                                                ===============  =============  ===============  ==============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2016.

---------------------------------------------------------------
ASSET ALLOCATION                                % OF NET ASSETS
---------------------------------------------------------------
Fixed-Income ETFs                                    59.6%
Domestic ETFs                                        20.5
International ETFs                                    5.2
U.S. Treasury Bills                                  13.0
                                                    ------
Total Investments                                    98.3
Net Other Assets & Liabilities                        1.7
                                                    ------
Net Assets                                          100.0%
                                                    ======


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           MARCH 31, 2016 (UNAUDITED)


                                1. ORGANIZATION

First Trust Variable Insurance Trust (the "Trust") is a diversified open-end management investment company organized as a Massachusetts business trust on December 14, 2011 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers shares of three series (each a "Fund" and collectively, the "Funds"), First Trust/Dow Jones Dividend & Income Allocation Portfolio ("First Trust Dow Jones"), which commenced investment operations on May 1, 2012, First Trust Multi Income Allocation Portfolio ("First Trust Multi Income"), which commenced investment operations on May 1, 2014, and First Trust Dorsey Wright Tactical Core Portfolio ("First Trust Dorsey Wright"), which commenced investment operations on October 30, 2015.

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The net asset value ("NAV") for each class of shares in each Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of each Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid, and any borrowings of each Fund) by the total number of shares of the class outstanding. Differences in the NAV of each class of each Fund's shares are generally expected to be due to the daily expense accruals of the specified service (12b-1) fees, if any, and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of each Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees (the "Board"), and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks, preferred stocks, master limited partnerships, exchange-traded funds, real estate investment trusts and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Corporate bonds, corporate notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           MARCH 31, 2016 (UNAUDITED)

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;

      2)    the liquidity conditions in the relevant market and changes thereto;

      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4) issuer-specific conditions (such as significant credit deterioration); and

      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board or its delegate, the Advior's Pricing Committe, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market or fair value price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.

Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of security;

      4)    the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

      11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

      12)   other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           MARCH 31, 2016 (UNAUDITED)

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of March 31, 2016, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FUTURES CONTRACTS

First Trust Dow Jones purchases or sells (i.e., is long or short) futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked to market daily. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin.

If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

D. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           MARCH 31, 2016 (UNAUDITED)

E. INTEREST-ONLY SECURITIES

An interest-only security "(IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

F. AFFILIATED TRANSACTIONS

First Trust Multi Income and First Trust Dorsey Wright invest in securities of affiliated funds. Each Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.

Amounts relating to these investments in First Trust Multi Income at March 31, 2016, and for the fiscal year-to-date period (January 1, 2016 to March 31, 2016) are as follows:

                                                                        SHARE ACTIVITY
                                                      --------------------------------------------------
                                                      BALANCE AT                              BALANCE AT    VALUE AT
SECURITY NAME                                         12/31/2015    PURCHASES      SALES      3/31/2016    3/31/2016
---------------------------------------------------------------------------------------------------------------------
First Trust Low Duration Opportunities ETF                    --         296           (250)          46   $    2,346
First Trust Preferred Securities and Income ETF           45,430       2,660             --       48,090      897,840
First Trust Senior Loan Fund                              37,730       2,240         (1,200)      38,770    1,847,390
First Trust Tactical High Yield ETF                       17,680       1,740             --       19,420      920,314
                                                                                                           ----------
                                                                                                           $3,667,890
                                                                                                           ==========

Amounts relating to these investments in First Trust Dorsey Wright at March 31, 2016, and for the fiscal year-to-date period (January 1, 2016 to March 31, 2016) are as follows:

                                                                        SHARE ACTIVITY
                                                      --------------------------------------------------
                                                      BALANCE AT                              BALANCE AT    VALUE AT
SECURITY NAME                                         12/31/2015   PURCHASES      SALES       3/31/2016    3/31/2016
---------------------------------------------------------------------------------------------------------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund       11,835       7,791        (13,840)       5,786   $  203,551
First Trust Consumer Staples AlphaDEX(R) Fund             10,272       4,110        (10,033)       4,349      200,576
First Trust Developed Markets Ex-US AlphaDEX(R) Fund       1,405         911             --        2,316      107,648
First Trust Dow Jones Internet Index Fund                  7,025       2,789         (6,913)       2,901      198,109
First Trust Emerging Markets AlphaDEX(R) Fund              3,196       2,566             --        5,762      110,688
First Trust Energy AlphaDEX(R) Fund                           --      13,726             --       13,726      193,811
First Trust Germany AlphaDEX(R) Fund                         760         424             (8)       1,176       43,042
First Trust Health Care AlphaDEX(R) Fund                   7,993       3,663        (11,656)          --           --
First Trust Hong Kong AlphaDEX(R) Fund                       707         249           (956)          --           --
First Trust ISE Chindia Index Fund                           870         725             --        1,595       43,432
First Trust Japan AlphaDEX(R) Fund                            --         941             --          941       42,702
First Trust Large Cap Growth AlphaDEX(R) Fund                 --      15,441        (10,781)       4,660      224,985
First Trust Mid Cap Core AlphaDEX(R) Fund                 10,218       8,283        (13,820)       4,681      232,318
First Trust Mid Cap Growth AlphaDEX(R) Fund               18,758       7,460        (18,352)       7,866      227,406
First Trust NYSE Arca Biotechnology Index Fund             5,574       1,965         (7,539)          --           --
First Trust Small Cap Growth AlphaDEX(R) Fund             18,576       6,550        (25,126)          --           --
First Trust Switzerland AlphaDEX(R) Fund                     692         395            (20)       1,067       42,691
First Trust United Kingdom AlphaDEX(R) Fund                  698         449            (15)       1,132       42,569
First Trust Utilities AlphaDEX(R) Fund                        --      26,916        (18,721)       8,195      212,906
                                                                                                           ----------
                                                                                                           $2,126,434
                                                                                                           ==========


                           3. DERIVATIVE TRANSACTIONS

During the fiscal year-to-date period (January 1, 2016 to March 31, 2016), the amount of notional values of futures contracts opened and closed in First Trust Dow Jones were $16,131,078 and $12,262,508, respectively.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         First Trust Variable Insurance Trust
            -------------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: May 19, 2016
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: May 19, 2016
     ----------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade,
                                        Treasurer, Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: May 19, 2016
     ----------------

* Print the name and title of each signing officer under his or her signature.